INVENTORIES	12 Months Ended
Sep. 30, 2025
INVENTORIES
INVENTORIES

5.           INVENTORIES

As of September 30, 2024 and 2025, inventories are comprised of work in progress of RMB 5.8 million and RMB 17.2 million, respectively. No inventories have been pledged as collateral for bank loans as of September 30, 2024 and 2025.

Inventories consist of the following:

	September 30,
	2024	2025
	RMB	RMB
Raw materials	160	725
Finished goods	7,164	608
Work in progress	5,825	17,200
Provision	(275)	(4,100)
	12,874	14,433

Provision for inventories is as below:

	September 30,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of year	—	—	275
Additions	—	275	3,984
Write-off	—	—	(159)

Balance at end of year	—	275	4,100